Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information

16. Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information:

The 10.875% Senior Notes, of which $265,000 aggregate principal amount were outstanding as of March 31, 2013, were issued by Hillman Group and are fully and unconditionally guaranteed on a joint and several basis by the Company and certain of Company’s wholly owned subsidiaries. The non-guarantor information presented represents our Australian, Canadian and Mexican subsidiaries.

The following financial information presents condensed consolidating statements of comprehensive income, balance sheets, and cash flows for Hillman Group, all guarantor subsidiaries, all non-guarantor subsidiaries and the eliminations necessary to provide the consolidated results for Hillman Companies and subsidiaries. For purposes of this presentation, we have accounted for investments in our subsidiaries using the equity method of accounting. The principal consolidating adjustments eliminate investment in subsidiary and intercompany balances and transactions.

Condensed Consolidating Statements of Comprehensive Income (Unaudited)

For the three months ended March 31, 2013

(Amounts in thousands)

	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consol- idating Adjust - ments	Consolidated
Net sales	$—	$117,158	$6,340	$20,421	$—	$143,919
Cost of sales	—	56,315	4,499	12,832	—	73,646
Selling, general and administrative expenses	399	40,302	1,307	6,361	—	48,369
Acquisition and integration expense	—	1,640	14	375	—	2,029
Depreciation	—	5,348	15	179	—	5,542
Amortization	4,515	772	—	159	—	5,446
Intercompany administrative (income) expense	—	(87)	—	87	—	—
Other (income) expense, net	(138)	1,216	(34)	59	—	1,103

Income (loss) from operations	(4,776)	11,652	539	369	—	7,784
Intercompany interest (income) expense	(3,058)	3,062	—	(4)	—	—
Interest expense, net	(46)	11,156	—	843	—	11,953
Interest expense on junior subordinated debentures	3,152	—	—	—	—	3,152
Investment income on trust common securities	(94)	—	—	—	—	(94)

Income (loss) before equity in subsidiaries’ income	(4,730)	(2,566)	539	(470)	—	(7,227)
Equity in subsidiaries’ income (loss)	(2,797)	(231)	—	—	3,028	—

Income (loss) before income taxes	(7,527)	(2,797)	539	(470)	3,028	(7,227)
Income tax provision (benefit)	(2,942)	—	222	78	—	(2,642)

Net income (loss)	$(4,585)	$(2,797)	$317	$(548)	$3,028	$(4,585)

Other comprehensive income (loss):
Foreign currency translation adjustments	—	(710)	(21)	(415)	1,066	(80)

Total comprehensive income (loss)	$(4,585)	$(3,507)	$296	$(963)	$4,094	$(4,665)

Condensed Consolidating Statements of Comprehensive Income (Unaudited)

For the three months ended March 31, 2012

(Amounts in thousands)

	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consol- idating Adjust - ments	Consolidated
Net sales	$—	$119,761	$4,509	$4,103	$—	$128,373
Cost of sales	—	57,642	3,529	2,418	—	63,589
Selling, general and administrative expenses	194	42,070	866	1,790	—	44,920
Acquisition and integration expense	—	152	—	—	—	152
Depreciation	—	5,845	22	22	—	5,889
Amortization	4,515	856	—	100	—	5,471
Intercompany administrative (income) expense	—	(87)	—	86	1	—
Other (income) expense, net	(194)	53	—	(341)	(1)	(483)

Income (loss) from operations	(4,515)	13,230	92	28	—	8,835
Intercompany interest (income) expense	(3,058)	3,058	—	—	—	—
Interest expense, net	(106)	10,208	—	—	—	10,102
Interest expense on junior subordinated debentures	3,152	—	—	—	—	3,152
Investment income on trust common securities	(95)	—	—	—	—	(95)

Income (loss) before equity in subsidiaries’ income	(4,408)	(36)	92	28	—	(4,324)
Equity in subsidiaries’ income (loss)	(457)	42	—	—	415	—

Income (loss) before income taxes	(4,865)	6	92	28	415	(4,324)
Income tax provision (benefit)	(2,278)	463	38	40	—	(1,737)

Net income (loss)	$(2,587)	$(457)	$54	$(12)	$415	$(2,587)

Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	1,237	—	1,237

Total comprehensive income (loss)	$(2,587)	$(457)	$54	$1,225	$415	$(1,350)

Condensed Consolidating Balance Sheet (Unaudited)

As of March 31, 2013

(Amounts in thousands)

	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consol- idating Adjust - ments	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$1	$2,995	$1,740	$17,903	$—	$22,639
Restricted investments	846	—	—	—	—	846
Accounts receivable	—	84,475	(400)	8,704	—	92,779
Inventories	—	108,982	8,035	54,156	(325)	170,848
Deferred income taxes	8,060	—	1,474	1,259	(678)	10,115
Other current assets	—	6,170	270	3,266	—	9,706

Total current assets	8,907	202,622	11,119	85,288	(1,003)	306,933
Intercompany notes receivable	105,446	108,225	—	(108,225)	(105,446)	—
Intercompany interest receivable	3,058	809	—	—	(3,867)	—
Investments in subsidiaries	(639,662)	28,123	507	275,440	335,592	—
Property and equipment	—	69,146	348	14,977	—	84,471
Goodwill	418,946	24,512	3,090	21,684	280	468,512
Other intangibles	307,317	45,274	250	27,318	—	380,159
Restricted investments	3,109	—	—	—	—	3,109
Deferred income taxes	32,895	—	(472)	739	(33,162)	—
Deferred financing fees	—	12,095	—	—	—	12,095
Investment in trust common securities	3,261	—	—	—	—	3,261
Other assets	—	2,882	25	597	—	3,504

Total assets	$243,277	$493,688	$14,867	$317,818	$192,394	$1,262,044

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable	$—	$31,529	$1,145	$15,440	$—	$48,114
Current portion of senior term loans	—	3,968	—	—	—	3,968
Current portion of capitalized lease and other obligations	—	625	—	—	—	625
Interest payable on junior subordinated debentures	1,019	—	—	—	—	1,019
Intercompany interest payable	—	3,058	—	809	(3,867)	—
Accrued expenses:
Salaries and wages	—	3,841	74	208	—	4,123
Pricing allowances	—	2,773	3	556	—	3,332
Income and other taxes	(449)	2,388	86	(80)	—	1,945
Interest	—	10,033	—	—	—	10,033
Deferred compensation	846	—	—	—	—	846
Other accrued expenses	—	7,489	216	558	—	8,263

Total current liabilities	1,416	65,704	1,524	17,491	(3,867)	82,268

Condensed Consolidating Balance Sheet (Unaudited)

As of March 31, 2013

(Amounts in thousands)

	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consol- idating Adjust - ments	Consolidated
LIABILITIES AND STOCKHOLDERS’ EQUITY (CONTINUED)
Intercompany debt payable	—	105,446	—	—	(105,446)	—
Intercompany interest payable	—	—	—	—	—	—
Long term senior term loans	—	380,958	—	—	—	380,958
Bank revolving credit	—	—	—	—	—	—
Long term portion of capitalized leases	—	345	—	—	—	345
Long term senior notes	—	272,652	—	—	—	272,652
Junior subordinated debentures	115,086	—	—	—	—	115,086
Deferred compensation	3,109	—	—	—	—	3,109
Deferred income taxes, net	144,024	—	213	9,641	(33,840)	120,038
Other non-current liabilities	975	5,767	—	—	—	6,742

Total liabilities	264,610	830,872	1,737	27,132	(143,153)	981,198

Common stock with put options:
Common stock, $.01 par, 5,000 shares authorized, 210.4 issued and outstanding at March 31, 2013	14,485	—	—	—	—	14,485
Commitments and Contingencies
Stockholders’ Equity:
Preferred Stock:
Preferred stock, $.01 par, 5,000 shares authorized, none issued and outstanding at March 31, 2013	—	—	—	—	—	—
Common Stock:
Common stock, $.01 par, 5,000 shares authorized, 4,789.6 issued and outstanding at March 31, 2013	—	—	50	—	(50)	—
Additional paid-in capital	118,693	(130,742)	11,711	293,717	1,827	295,206
Accumulated deficit	(154,511)	(205,732)	1,390	(3,006)	332,223	(29,636)
Accumulated other comprehensive income	—	(710)	(21)	(25)	1,547	791

Total stockholders’ equity	(35,818)	(337,184)	13,130	290,686	335,547	266,361

Total liabilities and stockholders’ equity	$243,277	$493,688	$14,867	$317,818	$192,394	$1,262,044

Condensed Consolidating Balance Sheet (Unaudited)

As of December 31, 2012

(Amounts in thousands)

	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consol- idating Adjust - ments	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$1	$62,917	$429	$2,201	$—	$65,548
Restricted investments	846	—	—	—	—	846
Accounts receivable	—	65,916	6,473	(10,045)	—	62,344
Inventories	—	105,028	4,678	4,404	(272)	113,838
Deferred income taxes	10,359	—	610	221	(726)	10,464
Other current assets	—	6,526	145	1,835	—	8,506

Total current assets	11,206	240,387	12,335	(1,384)	(998)	261,546
Intercompany notes receivable	105,446	—	—	—	(105,446)	—
Investments in subsidiaries	(637,376)	27,204	—	—	610,172	—
Property and equipment	—	67,902	191	399	—	68,492
Goodwill	418,946	24,512	58	11,542	280	455,338
Other intangibles	311,832	46,047	250	8,515	—	366,644
Restricted investments	3,399	—	—	—	—	3,399
Deferred income taxes	29,492	—	(411)	977	(30,058)	—
Deferred financing fees	—	12,858	—	—	—	12,858
Investment in trust common securities	3,261	—	—	—	—	3,261
Other assets	—	3,521	25	709	—	4,255

Total assets	$246,206	$422,431	$12,448	$20,758	$473,950	$1,175,793

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable	$—	$31,873	$517	$181	$—	$32,571
Current portion of senior term loans	—	3,200	—	—	—	3,200
Current portion of capitalized lease and other obligations	—	819	—	—	—	819
Additional acquisition consideration	—	—	—	—	—	—
Accrued expenses:
Salaries and wages	—	8,930	217	204	—	9,351
Pricing allowances	—	3,457	3	597	—	4,057
Income and other taxes	(625)	2,447	25	645	—	2,492
Interest	—	2,868	—	—	—	2,868
Deferred compensation	846	—	—	—	—	846
Other accrued expenses	—	9,822	40	1,535	—	11,397

Total current liabilities	221	63,416	802	3,162	—	67,601

Condensed Consolidating Balance Sheet (Unaudited)

As of December 31, 2012

(Amounts in thousands)

	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consol- idating Adjust - ments	Consolidated
LIABILITIES AND STOCKHOLDERS’ EQUITY (CONTINUED)
Intercompany debt payable	—	105,446	—	—	(105,446)	—
Long term senior term loans	—	307,727	—	—	—	307,727
Long term portion of capitalized lease and other obligations	—	245	—	—	—	245
Long term senior notes	—	272,942	—	—	—	272,942
Junior subordinated debentures	115,132	—	—	—	—	115,132
Deferred compensation	3,399	—	—	—	—	3,399
Deferred income taxes, net	146,042	—	219	2,472	(30,784)	117,949
Other non-current liabilities	714	5,473	—	—	—	6,187

Total liabilities	265,508	755,249	1,021	5,634	(136,230)	891,182

Common stock with put options:
Common stock, $.01 par, 5,000 shares authorized, 198.3 issued and outstanding at December 31, 2012	14,116	—	—	—	—	14,116
Commitments and Contingencies
Stockholders’ Equity:
Preferred Stock:
Preferred stock, $.01 par, 5,000 shares authorized, none issued and outstanding at December 31, 2012	—	—	—	—	—	—
Common Stock:
Common stock, $.01 par, 5,000 shares authorized, 4,801.7 issued and outstanding at December 31, 2012	—	—	50	—	(50)	—
Additional paid-in capital	117,261	(131,642)	10,304	17,192	281,560	294,675
Accumulated deficit	(150,679)	(201,176)	1,073	(2,458)	328,189	(25,051)
Accumulated other comprehensive loss	—	—	—	390	481	871

Total stockholders’ equity	(33,418)	(332,818)	11,427	15,124	610,180	270,495

Total liabilities and stockholders’ equity	$246,206	$422,431	$12,448	$20,758	$473,950	$1,175,793

Condensed Consolidating Statement of Cash Flows (Unaudited)

For the three months ended March 31, 2013

(Amounts in thousands)

	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consol- idating Adjust- ments	Consolidated
Cash flows from operating activities:
Net income (loss)	$(1,788)	$(2,513)	$317	$(548)	$(53)	$(4,585)
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	4,515	6,120	15	338	—	10,988
Dispositions of property and equipment	—	9	—	—	—	9
Deferred income tax provision (benefit)	(3,122)	—	(809)	898	—	(3,033)
Deferred financing and original issue discount amortization	(46)	629	—	—	—	583
Stock-based compensation expense	261	—	—	—	—	261
Other non-cash interest and change in value of interest rate swap	—	(207)	—	—	—	(207)
Changes in operating items:
Accounts receivable	—	(7,269)	(2,842)	(3,065)	—	(13,176)
Inventories	—	(3,954)	(3,357)	5,299	53	(1,959)
Other assets	—	(10,295)	9,590	2,912	—	2,207
Accounts payable	—	(344)	628	2,455	—	2,739
Interest payable on junior subordinated debentures	1,019	—	—	—	—	1,019
Other accrued liabilities	176	2,264	94	(930)	(3,867)	(2,263)
Other items, net	(1,015)	(8,110)	(2,316)	8,395	3,867	821

Net cash provided by (used for) operating activities	—	(23,670)	1,320	15,754	—	(6,596)

Cash flows from investing activities:
Paulin acquisition	—	(103,416)	—	—	—	(103,416)
Capital expenditures	—	(6,590)	(9)	(52)	—	(6,651)

Net cash used for investing activities	—	(110,006)	(9)	(52)	—	(110,067)

Cash flows from financing activities:
Borrowings of senior term loans	—	76,800	—	—	—	76,800
Repayments of senior term loans	—	(800)	—	—	—	(800)
Discount on senior term loans	—	(2,152)	—	—	—	(2,152)
Principal payments under capitalized lease obligations	—	(94)	—	—	—	(94)

Net cash used for financing activities	—	73,754	—	—	—	73,754

Net (decrease) increase in cash and cash equivalents	—	(59,922)	1,311	15,702	—	(42,909)
Cash and cash equivalents at beginning of period	1	62,917	429	2,201	—	65,548

Cash and cash equivalents at end of period	$1	$2,995	$1,740	$17,903	—	$22,639

Condensed Consolidating Statement of Cash Flows (Unaudited)

For the three months ended March 31, 2012

(Amounts in thousands)

	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consol- idating Adjust- Ments	Consolidated
Cash flows from operating activities:
Net income (loss)	$(2,130)	$(486)	$54	$(12)	$(13)	$(2,587)
Adjustments to reconcile net loss to net cash (used for) provided by operating activities:
Depreciation and amortization	4,515	6,701	22	122	—	11,360
Dispositions of property and equipment	—	—	—	—	—	—
Deferred income tax provision (benefit)	(2,435)	446	37	137	—	(1,815)
Deferred financing and original issue discount amortization	(107)	605	—	—	—	498
Other non-cash interest and change in value of interest rate swap	—	(163)	—	—	—	(163)
Changes in operating items:
Accounts receivable	—	(7,745)	(241)	(651)	—	(8,637)
Inventories	—	(2,811)	679	(211)	13	(2,330)
Other assets	—	9	(400)	(172)	—	(563)
Accounts payable	—	2,684	(5)	(97)	—	2,582
Other accrued liabilities	153	5,019	(29)	152	(3,058)	2,237
Other items, net	4	(3,229)	—	(127)	3,058	(294)

Net cash provided by (used for) operating activities	—	1,030	117	(859)	—	288

Cash flows from investing activities:
Proceeds from sale of property and equipment	—	—	3	—	—	3
Capital expenditures	—	(5,371)	(6)	(70)	—	(5,447)

Net cash used for investing activities	—	(5,371)	(3)	(70)	—	(5,444)

Cash flows from financing activities:
Repayments of senior term loans	—	(800)	—	—	—	(800)
Borrowings of revolving credit loans	—	14,000	—	—	—	14,000
Payments of additional acquisition consideration	—	(12,387)	—	—	—	(12,387)
Principal payments under capitalized lease obligations	—	(7)	—	—	—	(7)
Borrowings of senior notes	—	—	—	—	—	—
Premium on senior notes	—	—	—	—	—	—
Financing fees, net	—	—	—	—	—	—

Net cash provided by financing activities	—	806	—	—	—	806

Net (decrease) increase in cash and cash equivalents	—	(3,535)	114	(929)	—	(4,350)
Cash and cash equivalents at beginning of period	1	8,852	547	2,627	—	12,027

Cash and cash equivalents at end of period	$1	$5,317	$661	$1,698	—	$7,677

24.	Supplemental Consolidating Guarantor and Non-Guarantor Financial Information:

The 10.875% Senior Notes were issued by The Hillman Group, Inc. and are fully and unconditionally guaranteed on a joint and several basis by The Hillman Companies, Inc., Hillman Investment Company and each of Hillman Group’s domestic subsidiaries. The non-guarantor information presented represents our Australian, Canadian and Mexican subsidiaries.

The following financial information presents consolidating statements of operations, balance sheets, and cash flows for The Hillman Group, Inc., all guarantor subsidiaries, all non-guarantor subsidiaries and the eliminations necessary to provide the consolidated results for The Hillman Companies, Inc. and subsidiaries. For purposes of this presentation, investments in subsidiaries have been accounted for using the equity method of accounting. The principal consolidating adjustments eliminate investment in subsidiary and intercompany balances and transactions.

Consolidating Statements of Comprehensive Income

For the year ended December 31, 2012

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$517,135	$18,837	$19,493	$—	$555,465
Cost of sales	—	247,964	14,162	12,878	12	275,016
Selling, general and administrative expenses	1,043	174,667	3,717	8,903	—	188,330
Acquisition and integration expense	—	3,031	—	—	—	3,031
Depreciation	—	21,839	88	82	—	22,009
Amortization	18,058	3,298	—	396	—	21,752
Intercompany administrative (income) expense	—	(347)	—	347	—	—
Management and transaction fees to related party	—	155	—	—	—	155
Other (income) expense, net	(358)	4,877	(11)	(304)	—	4,204
Income from operations	(18,743)	61,651	881	(2,809)	(12)	40,968
Intercompany interest (income) expense	(12,232)	12,232	—	—	—	—
Interest expense, net	(279)	41,415	—	2	—	41,138
Interest expense on junior subordinated debentures	12,610	—	—	—	—	12,610
Investment income on trust common securities	(378)	—	—	—	—	(378)

Income (loss) before equity in subsidiaries’ income	(18,464)	8,004	881	(2,811)	(12)	(12,402)
Equity in subsidiaries’ income (loss)	4,786	(2,023)	—	—	(2,763)	—

Income (loss) before income taxes	(13,678)	5,981	881	(2,811)	(2,775)	(12,402)
Income tax provision (benefit)	(6,456)	1,195	333	(240)	—	(5,168)

Net income (loss)	$(7,222)	$4,786	$548	$(2,571)	$(2,775)	$(7,234)

Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	1,051	—	1,051

Total comprehensive income (loss)	$(7,222)	$4,786	$548	$(1,520)	$(2,775)	$(6,183)

Consolidating Statements of Comprehensive Income

For the year ended December 31, 2011

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$465,033	$23,634	$17,859	$—	$506,526
Cost of sales	—	227,719	14,627	10,223	(78)	252,491
Selling, general and administrative expenses	19	155,891	7,026	6,830	—	169,766
Acquisition and integration expense	—	2,642	—	163	—	2,805
Depreciation	—	21,139	121	73	—	21,333
Amortization	18,433	2,077	207	—	—	20,717
Intercompany administrative (income) expense	—	(240)	—	238	2	—
Management and transaction fees to related party	—	110	—	—	—	110
Other (income) expense, net	(19)	447	(16)	441	(2)	851
Income from operations	(18,433)	55,248	1,669	(109)	78	38,453
Intercompany interest (income) expense	(12,231)	12,231	—	—	—	—
Interest expense, net	(426)	41,105	—	—	—	40,679
Interest expense on junior subordinated debentures	12,610	—	—	—	—	12,610
Investment income on trust common securities	(378)	—	—	—	—	(378)

Income (loss) before equity in subsidiaries’ income	(18,008)	1,912	1,669	(109)	78	(14,458)
Equity in subsidiaries’ income (loss)	2,599	836	—	—	(3,435)	—

Income (loss) before income taxes	(15,409)	2,748	1,669	(109)	(3,357)	(14,458)
Income tax provision (benefit)	(5,552)	149	608	116	—	(4,679)

Net income (loss)	$(9,857)	$2,599	$1,061	$(225)	$(3,357)	$(9,779)

Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	(179)	—	(179)
Change in derivative security value	—	624	—	—	—	624

Total comprehensive income (loss)	$(9,857)	$3,223	$1,061	$(404)	$(3,357)	$(9,334)

Consolidating Statements of Comprehensive Income

For the seven months ended December 31, 2010

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$258,391	$10,087	$8,202	$—	$276,680
Cost of sales	—	124,556	7,709	4,241	48	136,554
Selling, general and administrative expenses	283	84,773	1,964	3,740	—	90,760
Acquisition and integration expense	—	11,145	—	5	—	11,150
Depreciation	—	10,924	50	33	—	11,007
Amortization	10,669	—	—	—	—	10,669
Intercompany administrative (income) expense	—	(140)	—	140	—	—
Management and transaction fees to related party	—	—	—	—	—	—
Other (income) expense, net	(283)	450	2	(314)	—	(145)

Income from operations	(10,669)	26,683	362	357	(48)	16,685
Intercompany interest (income) expense	(7,135)	7,136	—	—	(1)	—
Interest expense, net	(248)	20,959	—	—	1	20,712
Interest on mandatorily redeemable preferred stock and management purchased options	—	—	—	—	—	—
Interest expense on junior subordinated debentures	7,356	—	—	—	—	7,356
Investment income on trust common securities	(220)	—	—	—	—	(220)

Income (loss) before equity in subsidiaries’ income	(10,422)	(1,412)	362	357	(48)	(11,163)
Equity in subsidiaries’ income (loss)	(977)	435	—	—	542	—

Income (loss) before income taxes	(11,399)	(977)	362	357	494	(11,163)
Income tax provision (benefit)	(3,409)	—	138	146	—	(3,125)

Net income (loss)	$(7,990)	$(977)	$224	$211	$494	$(8,038)

Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	(1)	—	(1)
Change in derivative security value	—	(624)	—	—	—	(624)

Total comprehensive income (loss)	$(7,990)	$(1,601)	$224	$210	$494	$(8,663)

Consolidating Statements of Comprehensive Income

For the five months ended May 28, 2010

(Amounts in thousands)

	Predecessor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$175,470	$6,244	$4,002	$—	$185,716
Cost of sales	—	83,169	4,679	1,925	—	89,773
Selling, general and administrative expenses	19,069	60,784	1,396	1,601	—	82,850
Acquisition and integration	—	11,342	—	—	—	11,342
Depreciation	—	7,192	32	59	—	7,283
Amortization	2,663	—	15	—	—	2,678
Intercompany administrative (income) expense	—	(100)	—	100	—	—
Management and transaction fees to related party	438	—	—	—	—	438
Other (income) expense, net	(16)	(11)	217	(76)	—	114

Income (loss) from operations	(22,154)	13,094	(95)	393	—	(8,762)
Intercompany interest (income) expense	(5,097)	5,096	—	—	1	—
Interest expense, net	(154)	8,480	—	2	(1)	8,327
Interest on mandatorily redeemable preferred stock and management purchased options	5,488	—	—	—	—	5,488
Interest expense on junior subordinated debentures	5,254	—	—	—	—	5,254
Investment income on trust common securities	(158)	—	—	—	—	(158)

Income (loss) before equity in subsidiaries’ income	(27,487)	(482)	(95)	391	—	(27,673)
Equity in subsidiaries’ income (loss)	(398)	84	—	—	314	—

Income (loss) before income taxes	(27,885)	(398)	(95)	391	314	(27,673)
Income tax provision (benefit)	(2,677)	—	48	164	—	(2,465)

Net income (loss)	$(25,208)	$(398)	$(143)	$227	$314	$(25,208)

Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	17	—	17
Change in derivative security value	—	1,161	—	—	—	1,161

Total comprehensive income (loss)	$(25,208)	$763	$(143)	$244	$314	$(24,030)

Consolidating Balance Sheet

As of December 31, 2012

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$1	$62,917	$429	$2,201	$—	$65,548
Restricted investments	846	—	—	—	—	846
Accounts receivable	—	65,916	6,473	(10,045)	—	62,344
Inventories	—	105,028	4,678	4,404	(272)	113,838
Deferred income taxes	10,359	—	610	221	(726)	10,464
Other current assets	—	6,526	145	1,835	—	8,506

Total current assets	11,206	240,387	12,335	(1,384)	(998)	261,546
Intercompany notes receivable	105,446	—	—	—	(105,446)	—
Investments in subsidiaries	(637,376)	27,204	—	—	610,172	—
Property and equipment	—	67,902	191	399	—	68,492
Goodwill	418,946	24,512	58	11,542	280	455,338
Other intangibles	311,832	46,047	250	8,515	—	366,644
Restricted investments	3,399	—	—	—	—	3,399
Deferred income taxes	29,492	—	(411)	977	(30,058)	—
Deferred financing fees	—	12,858	—	—	—	12,858
Investment in trust common securities	3,261	—	—	—	—	3,261
Other assets	—	3,521	25	709	—	4,255

Total assets	$246,206	$422,431	$12,448	$20,758	$473,950	$1,175,793

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable	$—	$31,873	$517	$181	$—	$32,571
Current portion of senior term loans	—	3,200	—	—	—	3,200
Current portion of capitalized lease and other obligations	—	819	—	—	—	819
Accrued expenses:
Salaries and wages	—	8,930	217	204	—	9,351
Pricing allowances	—	3,457	3	597	—	4,057
Income and other taxes	(625)	2,447	25	645	—	2,492
Interest	—	2,868	—	—	—	2,868
Deferred compensation	846	—	—	—	—	846
Other accrued expenses	—	9,822	40	1,535	—	11,397

Total current liabilities	221	63,416	802	3,162	—	67,601

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
LIABILITIES AND STOCKHOLDERS’ EQUITY (CONTINUED)
Intercompany debt payable	—	105,446	—	—	(105,446)	—
Long term senior term loans	—	307,727	—	—	—	307,727
Long term portion of capitalized lease and other obligations	—	245	—	—	—	245
Long term senior notes	—	272,942	—	—	—	272,942
Junior subordinated debentures	115,132	—	—	—	—	115,132
Deferred compensation	3,399	—	—	—	—	3,399
Deferred income taxes, net	146,042	—	219	2,472	(30,784)	117,949
Other non-current liabilities	714	5,473	—	—	—	6,187

Total liabilities	265,508	755,249	1,021	5,634	(136,230)	891,182

Common stock with put options:
Common stock, $.01 par, 5,000 shares authorized, 198.4 issued and outstanding at December 31, 2012.	14,116	—	—	—	—	14,116
Commitments and Contingencies
Stockholders’ Equity:
Preferred Stock:
Preferred stock, $.01 par, 5,000 shares authorized, none issued and outstanding at December 31, 2012.	—	—	—	—	—	—
Common Stock:
Common stock, $.01 par, 5,000 shares authorized, 4,801.6 issued and outstanding at December 31, 2012.	—	—	50	—	(50)	—
Additional paid-in capital	117,261	(131,642)	10,304	17,192	281,560	294,675
Accumulated deficit	(150,679)	(201,176)	1,073	(2,458)	328,189	(25,051)
Accumulated other comprehensive loss	—	—	—	390	481	871

Total stockholders’ equity	(33,418)	(332,818)	11,427	15,124	610,180	270,495

Total liabilities and stockholders’ equity	$246,206	$422,431	$12,448	$20,758	$473,950	$1,175,793

Consolidating Balance Sheet

As of December 31, 2011

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$1	$8,852	$547	$2,627	$—	$12,027
Restricted investments	364	—	—	—	—	364
Accounts receivable	—	59,429	1,273	2,863	—	63,565
Inventories	—	95,757	5,117	3,361	(260)	103,975
Deferred income taxes	8,176	1,676	587	211	(742)	9,908
Other current assets	—	10,620	3,976	(8,950)	—	5,646

Total current assets	8,541	176,334	11,500	112	(1,002)	195,485
Intercompany notes receivable	105,446	—	—	—	(105,446)	—
Investments in subsidiaries	(628,481)	91,378	—	—	537,103	—
Property and equipment	—	65,897	174	271	—	66,342
Goodwill	419,752	26,409	58	10,944	280	457,443
Other intangibles	329,891	47,655	250	8,406	—	386,202
Restricted investments	3,390	—	—	—	—	3,390
Deferred income taxes	28,200	321	(108)	561	(28,974)	—
Deferred financing fees	—	13,055	—	—	—	13,055
Investment in trust common securities	3,261	—	—	—	—	3,261
Other assets	—	1,676	25	972	—	2,673

Total assets	$270,000	$422,725	$11,899	$21,266	$401,961	$1,127,851

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable	$—	$29,997	$655	$621	$—	$31,273
Current portion of senior term loans	—	3,200	—	—	—	3,200
Current portion of capitalized lease obligations	—	31	—	—	—	31
Additional acquisition consideration	—	12,387	—	—	—	12,387
Accrued expenses:
Salaries and wages	—	5,303	110	215	—	5,628
Pricing allowances	—	5,291	—	437	—	5,728
Income and other taxes	(549)	2,342	15	445	—	2,253
Interest	—	2,203	—	—	—	2,203
Deferred compensation	364	—	—	—	—	364
Other accrued expenses	—	8,762	39	406	—	9,207

Total current liabilities	(185)	69,516	819	2,124	—	72,274

Consolidating Balance Sheet

As of December 31, 2011

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

LIABILITIES AND STOCKHOLDERS’ EQUITY (CONTINUED)
Intercompany debt payable	—	105,446	—	—	(105,446)	—
Long term senior term loans	—	310,550	—	—	—	310,550
Bank revolving credit	—	—	—	—	—	—
Long term portion of capitalized lease obligations	—	103	—	—	—	103
Long term senior notes	—	204,248	—	—	—	204,248
Junior subordinated debentures	115,411	—	—	—	—	115,411
Deferred compensation	3,390	—	—	—	—	3,390
Deferred income taxes, net	149,704	448	199	3,253	(29,716)	123,888
Other non-current liabilities	—	7,193	—	—	—	7,193

Total liabilities	268,320	697,504	1,018	5,377	(135,162)	837,057

Common stock with put options:
Common stock, $.01 par, 5,000 shares authorized, 198.4 issued and outstanding at December 31, 2011.	12,247	—	—	—	—	12,247

Commitments and Contingencies

Stockholders’ Equity:
Preferred Stock:
Preferred stock, $.01 par, 5,000 shares authorized, none issued and outstanding at December 31, 2011.	—	—	—	—	—	—
Common Stock:
Common stock, $.01 par, 5,000 shares authorized, 4,801.6 issued and outstanding at December 31, 2011.	—	—	50	—	(50)	—
Additional paid-in capital	117,221	(68,624)	10,306	16,437	221,204	296,544
Accumulated deficit	(127,788)	(206,155)	525	113	315,488	(17,817)
Accumulated other comprehensive loss	—	—	—	(661)	481	(180)

Total stockholders’ equity	(10,567)	(274,779)	10,881	15,889	537,123	278,547

Total liabilities and stockholders’ equity	$270,000	$422,725	$11,899	$21,266	$401,961	$1,127,851

Consolidating Statement of Cash Flows

For the year ended December 31, 2012

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

Cash flows from operating activities:
Net income (loss)	$(12,008)	$6,809	$548	$(2,571)	$(12)	$(7,234)
Adjustments to reconcile net loss to net cash (used for) provided by operating activities:
Depreciation and amortization	18,058	25,137	88	478	—	43,761
Dispositions of property and equipment	—	271	21	—	—	292
Deferred income tax provision (benefit)	(6,382)	1,686	300	(1,207)	—	(5,603)
Deferred financing and original issue discount amortization	(279)	2,459	—	—	—	2,180
Stock-based compensation expense	714	—	—	—	—	714
Other non-cash interest and change in value of interest rate swap	—	(787)	—	—	—	(787)
Changes in operating items:
Accounts receivable	—	2,431	(50)	(1,005)	—	1,376
Inventories	—	(9,788)	439	(1,043)	12	(10,380)
Other assets	—	(6,003)	(1,319)	3,391	—	(3,931)
Accounts payable	—	(568)	(138)	(440)	—	(1,146)
Other accrued liabilities	(76)	3,623	121	1,478	—	5,146
Other items, net	(27)	(1,645)	(3)	705	—	(970)

Net cash provided by (used for) operating activities	—	23,625	7	(214)	—	23,418

Cash flows from investing activities:
Proceeds from sale of property and equipment	—	—	3	—	—	3
Capital expenditures	—	(23,973)	(128)	(212)	—	(24,313)

Net cash used for investing activities	—	(23,973)	(125)	(212)	—	(24,310)

Cash flows from financing activities:
Repayments of senior term loans	—	(3,200)	—	—	—	(3,200)
Borrowings of revolving credit loans	—	19,000	—	—	—	19,000
Repayments of revolving credit loans	—	(19,000)	—	—	—	(19,000)
Payment of additional acquisition consideration	—	(12,387)	—	—	—	(12,387)
Principal payments under capitalized lease obligations	—	(47)	—	—	—	(47)
Borrowings under other credit obligations	—	1,119	—	—	—	1,119
Repayments of other credit obligations	—	(297)	—	—	—	(297)
Borrowings of senior notes	—	65,000	—	—	—	65,000
Premium on senior notes	—	4,225	—	—	—	4,225

Net cash (used for) provided by financing activities	—	54,413	—	—	—	54,413

Net (decrease) increase in cash and cash equivalents	—	54,065	(118)	(426)	—	53,521
Cash and cash equivalents at beginning of period	1	8,852	547	2,627	—	12,027

Cash and cash equivalents at end of period	$1	$62,917	$429	$2,201	$—	$65,548

Consolidating Statement of Cash Flows

For the year ended December 31, 2011

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Net income (loss)	$(12,456)	$1,763	$1,061	$(225)	$78	$(9,779)
Adjustments to reconcile net loss to net cash (used for) provided by operating activities:
Depreciation and amortization	18,433	23,216	328	73	—	42,050
Dispositions of property and equipment	—	42	11	—	—	53
Deferred income tax provision (benefit)	(8,866)	(203)	1,350	3,085	—	(4,634)
Deferred financing and original issue discount amortization	(803)	2,814	—	—	—	2,011
Other non-cash interest and change in value of interest rate swap	—	1,250	—	—	—	1,250
Changes in operating items:
Accounts receivable	—	(6,673)	2,162	70	—	(4,441)
Inventories	—	(7,647)	5,527	23	(78)	(2,175)
Other assets	—	(4,691)	92	1,348	—	(3,251)
Accounts payable	—	387	(4)	289	—	672
Other accrued liabilities	(265)	4,053	(1,708)	211	—	2,291
Other items, net	3,957	8,989	(9,361)	(3,419)	—	166

Net cash provided by (used for) operating activities	—	23,300	(542)	1,455	—	24,213

Cash flows from investing activities:
Payment for TagWorks acquisition	—	(40,271)	—	—	—	(40,271)
Payment for Ook acquisition	—	(15,323)	—	—	—	(15,323)
Capital expenditures	—	(17,778)	(30)	(127)	—	(17,935)
Other, net	—	—	—	—	—	—

Net cash used for investing activities	—	(73,372)	(30)	(127)	—	(73,529)

Cash flows from financing activities:
Borrowings of senior term loans	—	30,000	—	—	—	30,000
Repayments of senior term loans	—	(2,975)	—	—	—	(2,975)
Discount on senior term loans	—	(2,000)	—	—	—	(2,000)
Borrowings of revolving credit loans	—	9,444	—	—	—	9,444
Repayments of revolving credit loans	—	(21,444)	—	—	—	(21,444)
Payment of additional acquisition consideration	—	(12,490)	—	—	—	(12,490)
Principal payments under capitalized lease obligations	—	(30)	—	—	—	(30)
Borrowings of senior notes	—	50,000	—	—	—	50,000
Premium on senior notes	—	4,625	—	—	—	4,625
Financing fees, net	—	(1,372)	—	—	—	(1,372)

Net cash (used for) provided by financing activities	—	53,758	—	—	—	53,758

Net (decrease) increase in cash and cash equivalents	—	3,686	(572)	1,328	—	4,442
Cash and cash equivalents at beginning of period	1	5,166	1,119	1,299	—	7,585

Cash and cash equivalents at end of period	$1	$8,852	$547	$2,627	$—	$12,027

Consolidating Statement of Cash Flows

For the seven months ended December 31, 2010

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

Cash flows from operating activities:
Net income (loss)	$(7,013)	$(1,401)	$224	$211	$(59)	$(8,038)
Adjustments to reconcile net loss to net cash (used for) provided by operating activities:
Depreciation and amortization	10,669	10,924	50	33	—	21,676
Dispositions of property and equipment	—	60	—	—	—	60
Deferred income tax provision (benefit)	(8,031)	(1,125)	176	3,320	—	(5,660)
Deferred financing and original issue discount amortization	2,590	(1,296)	—	—	—	1,294
Other non-cash interest and change in value of interest rate swap	—	392	—	—	—	392
Changes in operating items:
Accounts receivable	—	14,195	727	(236)	—	14,686
Inventories	—	(11,030)	(100)	(590)	59	(11,661)
Other assets	—	(2,626)	38	1,444	(12)	(1,156)
Accounts payable	—	7,229	(374)	196	—	7,051
Other accrued liabilities	(69)	(11,228)	4	417	5,096	(5,780)
Other items, net	199,620	(214,228)	21,567	(3,540)	(5,084)	(1,665)

Net cash provided by (used for) operating activities	197,766	(210,134)	22,312	1,255	—	11,199

Cash flows from investing activities:
Payments for Quick Tag and Laser Key licenses	—	(12,750)	—	—	—	(12,750)
Payment for Servalite acquisition	—	—	(21,335)			(21,335)
Capital expenditures	—	(9,518)	(64)	(93)	—	(9,675)
Other, net	—	—	—	—	—	—

Net cash used for investing activities	—	(22,268)	(21,399)	(93)	—	(43,760)

Cash flows from financing activities:
Borrowings of senior term loans	—	290,000	—	—	—	290,000
Repayments of senior term loans	—	(149,756)	—	—	—	(149,756)
Borrowings of revolving credit loans	—	12,600	—	—	—	12,600
Repayments of revolving credit loans	—	(600)	—	—	—	(600)
Principal payments under capitalized lease obligations	—	(50)	—	—	—	(50)
Repayments of unsecured subordinated notes	—	(49,820)	—	—	—	(49,820)
Borrowings of senior notes	—	150,000	—	—	—	150,000
Financing fees, net	—	(15,729)	—	—	—	(15,729)
Purchase predecessor equity securities	(506,407)	—	—	—	—	(506,407)
Proceeds from sale of successor equity securities	308,641	—	—	—	—	308,641

Net cash (used for) provided by financing activities	(197,766)	236,645	—	—	—	38,879

Net (decrease) increase in cash and cash equivalents	—	4,243	913	1,162	—	6,318
Cash and cash equivalents at beginning of period	1	923	206	137	—	1,267

Cash and cash equivalents at end of period	$1	$5,166	$1,119	$1,299	$—	$7,585

Consolidating Statement of Cash Flows

For the five months ended May 28, 2010

(Amounts in thousands)

	Predecessor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Net loss	$(24,810)	$(493)	$(143)	$227	$11	$(25,208)
Adjustments to reconcile net loss to net cash (used for) provided by operating activities:
Depreciation and amortization	2,663	7,192	47	59	—	9,961
Dispositions of property and equipment	—	74	—	—	—	74
Deferred income tax provision (benefit)	(2,757)	733	45	58	—	(1,921)
Deferred financing and original issue discount amortization	(155)	670	—	—	—	515
Interest on mandatorily redeemable preferred stock and management purchased options	5,488	—	—	—	—	5,488
Stock-based compensation expense	19,053	—	—	—	—	19,053
Changes in operating items:
Accounts receivable	—	(15,724)	(658)	(434)	—	(16,816)
Inventories	—	2,383	477	110	(11)	2,959
Other assets	—	597	(178)	(307)	12	124
Accounts payable	—	1,890	(71)	11	—	1,830
Other accrued liabilities	(332)	9,561	176	43	(5,096)	4,352
Other items, net	850	(6,843)	—	15	5,084	(894)

Net cash provided by (used for) operating activities	—	40	(305)	(218)	—	(483)

Cash flows from investing activities:
Capital expenditures	—	(5,396)	(7)	(8)	—	(5,411)
Other, net	—	—	—	—	—	—

Net cash used for investing activities	—	(5,396)	(7)	(8)	—	(5,411)

Cash flows from financing activities:
Repayments of senior term loans	—	(9,544)	—	—	—	(9,544)
Principal payments under capitalized lease obligations	—	(459)	—	—	—	(459)

Net cash used for financing activities	—	(10,003)	—	—	—	(10,003)

Net decrease in cash and cash equivalents	—	(15,359)	(312)	(226)	—	(15,897)
Cash and cash equivalents at beginning of period	1	16,282	518	363	—	17,164

Cash and cash equivalents at end of period	$1	$923	$206	$137	$—	$1,267